Losses per Share	9 Months Ended
Sep. 30, 2016
Losses per Share [Abstract]
Losses per Share
13.	Losses per Share:

The calculation of net earnings per common share is summarized below:

	Nine-month period ended September 30,
	2016	2015
Net loss	(17,730)	(3,105)

Weighted average common shares outstanding – basic and diluted	19,594,354	8,130,931
Net loss per common share – basic and diluted	$(0.90)	$(0.38)

As of September 30, 2016 and 2015, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:

	2016	2015
Non-vested equity incentive plan shares (Note 14)	144,000	-
Convertible promissory note shares (Note 3)	27,738,890	7,333,333
Total	27,882,890	7,333,333